Long Term Debt - Schedule of Future Minimum Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Less: current portion of long-term debt	$ 0	$ 0	$ (1,952)
Non-current portion of debt principal	128,504	54,641
Convertible Notes
Debt Instrument [Line Items]
2021 (for the remaining period)	0	0
2022	0	0
2023	0	0
2024	0	0
2025	114,179	66,281
Thereafter	50,274	10,000
Long-term debt, net of current portion	164,453	76,281
Less: current portion of long-term debt	0	0
Non-current portion of debt principal	$ 164,453	$ 76,281